Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Inventories [Abstract]
Increase in provisions for slow moving and redundant stock	$ 2.3	$ 2.8
Provision for slow moving and redundant stock	$ 20.4	$ 19.0